Equity Method Investments - Additional Information (Detail) (USD $)				6 Months Ended		1 Months Ended					1 Months Ended											0 Months Ended		6 Months Ended				0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jul. 31, 2013	Jun. 30, 2014 Teekay Corporation [Member]	Jul. 31, 2013 Teekay Corporation [Member]	Feb. 28, 2013 Exmar LPG BVBA [Member]	Jun. 30, 2014 Exmar LPG BVBA [Member] Vessel	Feb. 28, 2013 Exmar LPG BVBA [Member] Pro rata share [Member] Secured Debt [Member]	Jun. 30, 2014 Exmar LPG BVBA [Member] Newbuildings [Member] Vessel	Jun. 30, 2014 Exmar LPG BVBA [Member] Charters-in [Member] Vessel	Feb. 28, 2013 Exmar LPG BVBA [Member] Teekay Corporation [Member]	Jul. 31, 2013 Teekay LNG-Marubeni Joint Venture [Member] Interest rate swap agreements [Member]	Jun. 30, 2014 Teekay LNG-Marubeni Joint Venture [Member] Interest rate swap agreements [Member]	Jun. 30, 2014 Teekay LNG-Marubeni Joint Venture [Member] Interest rate swap agreements [Member] Derivative Instrument Interest Payment First Two Year [Member]	Jun. 30, 2014 Teekay LNG-Marubeni Joint Venture [Member] Interest rate swap agreements [Member] Derivative Instrument Interest Payment Period Last Six Year [Member]	Jun. 30, 2014 Teekay LNG-Marubeni Joint Venture [Member] Teekay Corporation [Member]	Dec. 31, 2013 Teekay LNG-Marubeni Joint Venture [Member] Teekay Corporation [Member]	Jul. 31, 2013 Teekay LNG-Marubeni Joint Venture [Member] Teekay Corporation [Member]	Jun. 27, 2014 BG International Limited [Member]	Jun. 27, 2014 BG International Limited [Member] Newbuildings [Member]	Jun. 27, 2014 BG International Limited [Member] Shipbuilding supervision and crew training services [Member]	Jun. 27, 2014 BG International Limited [Member] Shipbuilding supervision and crew training services [Member] Scenario, Forecast [Member]	Jun. 27, 2014 BG International Limited [Member] Shipbuilding supervision and crew training services [Member] Newbuildings [Member] Vessel m3	Jun. 30, 2014 BG International Limited [Member] Shipbuilding supervision and crew training services [Member] Newbuildings [Member] Vessel	Jun. 30, 2014 BG Joint Venture [Member]	Jun. 27, 2014 BG Joint Venture [Member]	Jun. 27, 2014 BG Joint Venture [Member] Newbuildings [Member]	Jun. 27, 2014 BG Joint Venture [Member] 30% Ownership [Member] Newbuildings [Member] Vessel	Jun. 27, 2014 BG Joint Venture [Member] 20% Ownership [Member] Newbuildings [Member] Vessel
Schedule of Equity Method Investments [Line Items]
Number of vessels																							4	4				2	2
Volume of vessels																							174,000
Fully built-up cost																							$ 1,000,000,000		$ 1,000,000,000
Operating lease arrangement period, lessor				10 years																				20 years
Shipbuilding supervision and crew training services																						36,700,000
Long-term receivable and accrued revenue included in other assets																					20,300,000
Fair value of the service obligation																			30,200,000
Fair value of the amount due																			16,500,000
Ownership Percentage					52.00%	50.00%	50.00%													30.00%							20.00%
Difference between carrying amount and book value						(6,000,000)																				13,700,000
Number of vessels							21		10	4
Investments in joint venture						133,100,000
Pro rata share of existing debt and lease obligations								108,000,000
Acquisition fee paid											2,700,000
Refinancing of its short-term loan facilities by entering into long-term debt facilities	1,804,455,000	1,777,507,000	963,000,000
Guarantee liability																		700,000
Carrying value of guarantee liability	23,400,000	23,900,000														500,000	600,000
Teekay LNG-Marubeni Joint Venture entered in to an interest rate swap												8 years
Notional amount													160,000,000
Amortizing quarterly over the term of the interest rate swap to million at maturity	$ 469,066,000												$ 70,400,000
LIBOR-based interest for the payment of a fixed rate of interest	4.80%													2.20%	2.36%